Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Due to customers for contract work	₩ 629,399	₩ 644,947
Advances received	951,521	746,169
Unearned revenue	24,433	61,795
Withholdings	332,327	388,486
Firm commitment liability	35,993	15,637
Others	8,304	8,604
Other current liabilities	1,981,977	1,865,638
Non-current
Advances received	311,277	116,178
Unearned revenue	17,953	27,161
Others	19,067	52,349
Other non-current liabilities	₩ 348,297	₩ 195,688